Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Board of Directors, on the recommendation of our Compensation Committee, has adopted an equity granting policy (the “Equity Granting Policy”). The Equity Granting Policy provides that annual equity grants to our executive officers and employees will be approved by our Compensation Committee in January, that equity awards to our non-employee directors will be made in accordance with our Amended and Restated Non-Employee Director Compensation Policy and that equity awards to newly hired employees will be made in March, June, September and December. Under the Equity Granting Policy authority is delegated to our Chief Executive Officer to approve equity awards to newly hired employees who are not officers subject to Section 16 of the Exchange Act, subject to the parameters set forth in the policy. The Equity Granting Policy further provides that awards to newly hired employees who are officers subject to Section 16 of the Exchange Act, other than the Chief Executive Officer, must be approved by our Compensation Committee and that awards to a newly hired Chief Executive Officer must be approved by our Board upon the recommendation of our Compensation Committee. Our Compensation Committee generally does not take material nonpublic information into account when determining the timing and terms of such awards. In 2024, our Compensation Committee did not time the disclosure of material nonpublic information for the purpose of benefiting the value of executive compensation.

Award Timing Method	The Equity Granting Policy provides that annual equity grants to our executive officers and employees will be approved by our Compensation Committee in January, that equity awards to our non-employee directors will be made in accordance with our Amended and Restated Non-Employee Director Compensation Policy and that equity awards to newly hired employees will be made in March, June, September and December.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee generally does not take material nonpublic information into account when determining the timing and terms of such awards. In 2024, our Compensation Committee did not time the disclosure of material nonpublic information for the purpose of benefiting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false